Average Annual Total Returns{- Disciplined Small Cap Portfolio} - 02.28 VIP Disciplined Small Cap Portfolio Initial, Service, Service 2 PRO-12 - Disciplined Small Cap Portfolio	VIP Disciplined Small Cap Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Disciplined Small Cap Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Disciplined Small Cap Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Disciplined Small Cap Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Disciplined Small Cap Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Disciplined Small Cap Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Disciplined Small Cap Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Disciplined Small Cap Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Disciplined Small Cap Portfolio-Service 2 VIP Return Before Taxes Past 10 years	RS002 Past 1 year	RS002 Past 5 years	RS002 Past 10 years
Total	18.45%	10.83%	10.85%	18.28%	10.72%	10.76%	18.12%	10.54%	10.55%	19.96%	13.26%	11.20%